Leases - Schedule of Lease Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Lease, Cost [Abstract]
Operating lease expense	$ 104	$ 112	$ 213	$ 236	$ 440	$ 412
Finance lease expense
Amortization on ROU assets	7	7	16	41	55	192
Interest on lease liabilities	1	1	2	12	14	59
Short-term lease expense	21	15	39	30	61	86
Total lease expense	$ 133	$ 135	$ 270	$ 319	$ 570	$ 749